CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income / (loss) attributable to stockholders of Borr Drilling Limited	$ 82.1	$ 22.1	$ (292.8)
Other comprehensive income	0.0	0.0	0.0
Total comprehensive income / (loss)	82.1	22.1	(292.8)
Comprehensive income / (loss) attributable to:
Stockholders of Borr Drilling Limited	$ 82.1	$ 22.1	$ (292.8)